Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0001900304
Registrant Name	Haleon plc
Registration File Number	333-297789
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES